Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
SEGMENT INFORMATION
30.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements:

1.	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of short-term nature with respect to related claims).

3.	Reinsurance which covers the inward reinsurance treaty and is a single operating segment

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the consolidated financial statements.

The Group also has general and administrative expenses, net investment income, share of profit (loss) from associates, gain/loss on foreign exchange, impairment loss on insurance receivables, other expenses/revenues, listing related expenses and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

a)	Segment disclosure for the Group’s consolidated operations is as follows:

	2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	201,944	246,011	19,318	467,273	-	467,273
Reinsurer’s share of insurance premiums	(37,582)	(91,281)	-	(128,863)	-	(128,863)
Net written premiums	164,362	154,730	19,318	338,410	-	338,410
Net change in unearned premiums	(26,567)	(27,901)	(426)	(54,894)	-	(54,894)
Net premiums earned	137,795	126,829	18,892	283,516	-	283,516

Underwriting deductions
Net policy acquisition expenses	(26,252)	(25,143)	(3,095)	(54,490)	-	(54,490)
Net claims and claims adjustment expenses	(87,989)	(57,401)	(6,282)	(151,672)	-	(151,672)
Net underwriting results	23,554	44,285	9,515	77,354	-	77,354

General and administrative expenses	-	-	-	-	(46,923)	(46,923)
Net investment income	-	-	-	-	9,967	9,967
Share of loss from associates	-	-	-	-	(1,479)	(1,479)
Impairment loss on insurance receivables	-	-	-	-	(2,861)	(2,861)
Other revenues	-	-	-	-	372	372
Other expenses	-	-	-	-	(1,892)	(1,892)
Listing related expenses	-	-	-	-	(3,366)	(3,366)
Gain on foreign exchange	-	-	-	-	2,572	2,572
Profit (loss) before tax	23,554	44,285	9,515	77,354	(43,610)	33,744
Income tax	-	-	-	-	(2,075)	(2,075)
Profit for the year	23,554	44,285	9,515	77,354	(45,685)	31,669

	2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	142,156	189,150	17,986	349,292	-	349,292
Reinsurer’s share of insurance premiums	(22,227)	(74,912)	-	(97,139)	-	(97,139)
Net written premiums	119,929	114,238	17,986	252,153	-	252,153
Net change in unearned premiums	(23,540)	(12,822)	(247)	(36,609)	-	(36,609)
Net premiums earned	96,389	101,416	17,739	215,544	-	215,544

Underwriting deductions
Net policy acquisition expenses	(21,259)	(21,181)	(2,996)	(45,436)	-	(45,436)
Net claims and claims adjustment expenses	(58,799)	(44,726)	(14,538)	(118,063)	-	(118,063)
Net underwriting results	16,331	35,509	205	52,045	-	52,045

General and administrative expenses	-	-	-	-	(39,266)	(39,266)
Net investment income	-	-	-	-	13,374	13,374
Share of loss from associates	-	-	-	-	(376)	(376)
Impairment loss on insurance receivables	-	-	-	-	(629)	(629)
Other revenues	-	-	-	-	1,428	1,428
Other expenses	-	-	-	-	(2,195)	(2,195)
Listing related expenses	-	-	-	-	(4,832)	(4,832)
Gain on foreign exchange	-	-	-	-	5,704	5,704
Profit (loss) before tax	16,331	35,509	205	52,045	(26,792)	25,253
Income tax	-	-	-	-	(1,688)	(1,688)
Profit for the year	16,331	35,509	205	52,045	(28,480)	23,565

	2018
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	91,472	192,327	17,819	301,618	-	301,618
Reinsurer’s share of insurance premiums	385	(98,573)	-	(98,188)	-	(98,188)
Net written premiums	91,857	93,754	17,819	203,430	-	203,430
Net change in unearned premiums	(21,913)	1,819	(27)	(20,121)	-	(20,121)
Net premiums earned	69,944	95,573	17,792	183,309	-	183,309

Underwriting deductions
Net policy acquisition expenses	(16,113)	(22,801)	(3,050)	(41,964)	-	(41,964)
Net claims and claims adjustment expenses	(37,393)	(36,476)	(11,418)	(85,287)	-	(85,287)
Net underwriting results	16,438	36,296	3,324	56,058	-	56,058

General and administrative expenses	-	-	-	-	(35,351)	(35,351)
Net investment income	-	-	-	-	10,310	10,310
Share of loss from associates	-	-	-	-	(886)	(886)
Impairment loss on insurance receivables	-	-	-	-	(472)	(472)
Other revenues	-	-	-	-	903	903
Other expenses	-	-	-	-	(1,586)	(1,586)
Loss on foreign exchange	-	-	-	-	(3,372)	(3,372)
Profit (loss) before tax	16,438	36,296	3,324	56,058	(30,454)	25,604
Income tax	-	-	-	-	(62)	(62)
Profit for the year	16,438	36,296	3,324	56,058	(30,516)	25,542

b)	Non – current operating assets information by geography for years ended 31 December 2020 and 2019 are as follows:

	2020	2019
	USD ‘000	USD ‘000
Middle East	34,631	40,581
North Africa	72	25
UK	3,112	1,622
Asia	75	105
	37,890	42,333

Non-current assets for this purpose consist of property, premises and equipment, investment properties and intangible assets.